Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tonnage taxes for the period	$ 317	$ 344	$ 332
Potential income tax in absence of exemption	$ 235	$ 65	$ 29